Consolidated Statements of Redeemable Convertible Preferred Shares and Shareholders' Equity (Deficit) In Thousands, except Share data	Total USD ($)	Converted ordinary shares USD ($)	Initial public offering USD ($)	Conversion of redeemable convertible preferred shares USD ($)	Series A, B and C Redeemable Convertible Preferred Shares USD ($)	Series A, B and C Redeemable Convertible Preferred Shares Converted ordinary shares USD ($)	Series A, B and C Redeemable Convertible Preferred Shares Conversion of redeemable convertible preferred shares USD ($)	Series A, B and C Redeemable Convertible Preferred Shares Series B Redeemable Convertible Preferred Shares USD ($)	Series A, B and C Redeemable Convertible Preferred Shares Series C Redeemable Convertible Preferred Shares USD ($)	Ordinary Shares USD ($)	Ordinary Shares Converted ordinary shares USD ($)	Ordinary Shares Initial public offering USD ($)	Ordinary Shares Conversion of redeemable convertible preferred shares USD ($)	Deferred Shares USD ($)	Deferred Shares	Additional Paid-In Capital USD ($)	Additional Paid-In Capital Initial public offering USD ($)	Additional Paid-In Capital Conversion of redeemable convertible preferred shares USD ($)	Note Receivable from Officer USD ($)	Accumulated Other Comprehensive Income (loss) USD ($)	Retained Earnings USD ($)	Retained Earnings Converted ordinary shares USD ($)
Balances at Dec. 31, 2009	$ (55,946)				$ 37,778					$ 210						$ 1,072			$ (146)	$ (236)	$ (56,846)
Balances (in shares) at Dec. 31, 2009					8,908,904					11,082,997
Share-based compensation	149															149
Accretion of redeemable convertible preferred shares to redemption value	(418)				418											(412)					(6)
Modification of Series A redeemable convertible preferred shares	(6,542)				6,542											(883)					(5,659)
Exercises of stock options for ordinary shares (in shares)										607,500
Exercises of stock options for ordinary shares	20									12						8
Issuance of shares								18,153	13,987					29		(29)
Issuance of shares (in shares)								6,150,095	4,285,714					2,230,330
Excess tax benefits from share-based awards	266															266
Accrued interest income and foreign currency adjustment on note receivable from officer	3																		3
Issuance of shares upon conversion of convertible securities (in shares)						15,290,021					(10,193,347)
Issuance of shares upon conversion of convertible securities	53,515	(53,515)				53,515					(202)											(53,313)
Foreign currency translation adjustments, net of tax	1,205																			1,205
Net income (loss)	(736)																				(736)
Balances at Dec. 31, 2010	(115,514)				130,393					20				29		171			(143)	969	(116,560)
Balances (in shares) at Dec. 31, 2010					34,634,734					1,497,150				2,230,330
Share-based compensation	2,292															2,292
Accretion of redeemable convertible preferred shares to redemption value	(446)				446											(446)
Accrued interest income and foreign currency adjustment on note receivable from officer	(9)																		(9)
Collection of note receivable from officer	152																		152
Foreign currency translation adjustments, net of tax	(409)																			(409)
Net income (loss)	2,869																				2,869
Balances at Dec. 31, 2011	(111,065)				130,839					20				29		2,017				560	(113,691)
Balances (in shares) at Dec. 31, 2011					34,634,734					1,497,150				2,230,330
Share-based compensation	2,422															2,422
Accretion of redeemable convertible preferred shares to redemption value	(335)				335											(335)
Exercises of stock options for ordinary shares (in shares)										184,335
Exercises of stock options for ordinary shares	305									4						301
Issuance of shares			93,313									121					93,192
Issuance of shares (in shares)												6,250,000		4
Excess tax benefits from share-based awards	(266)															(266)
Issuance of shares upon conversion of convertible securities (in shares)							(34,634,734)						26,653,383
Issuance of shares upon conversion of convertible securities				131,174			(131,174)						515					130,659
Foreign currency translation adjustments, net of tax	66																			66
Net income (loss)	5,408																				5,408
Balances at Dec. 31, 2012	121,022									660				29		227,990				626	(108,283)
Balances (in shares) at Dec. 31, 2012										34,584,868				2,230,334
Share-based compensation	2,205															2,205
Exercises of stock options for ordinary shares (in shares)										794,044
Exercises of stock options for ordinary shares	2,625									16						2,609
Foreign currency translation adjustments, net of tax	304																			304
Net income (loss)	8,642																				8,642
Balances at Jun. 30, 2013	$ 134,798									$ 676				$ 29		$ 232,804				$ 930	$ (99,641)
Balances (in shares) at Jun. 30, 2013										35,378,912				2,230,334